Subordinated Debentures (Trust Preferred Securities)	12 Months Ended
Dec. 31, 2011
Subordinated Debentures (Trust Preferred Securities) [Abstract]
Subordinated Debentures (Trust Preferred Securities)
(14) Subordinated Debentures (Trust Preferred Securities)

During the second quarter of 2004, the Company formed a third subsidiary whose sole purpose was to issue $4,500,000 in Trust Preferred Securities through a pool sponsored by FTN Financial Capital Markets.  The Trust Preferred Securities have a maturity of 30 years and are redeemable after 5 years with certain exceptions.  At December 31, 2011, the floating rate securities had a 3.24 percent interest rate, which will reset quarterly at the three-month LIBOR rate plus 2.68 percent.

During the second quarter of 2006, the Company formed a fourth subsidiary whose sole purpose was to issue $5,000,000 in Trust Preferred Securities in a private placement by SunTrust Bank Capital Markets.  The Trust Preferred Securities have a maturity of 30 years and are redeemable after 5 years with certain exceptions.  At December 31, 2011, the floating rate securities had a 2.08 percent interest rate, which will reset quarterly at the three-month LIBOR rate plus 1.50 percent.

During the first quarter of 2007, the Company formed a fifth subsidiary whose sole purpose was to issue $9,000,000 in Trust Preferred Securities through a pool sponsored by Trapeza Capital Management, LLC.  The Trust Preferred Securities have a maturity of 30 years and are redeemable after 5 years with certain exceptions.  At December 31, 2011, the floating rate securities had a 2.23 percent interest rate, which will reset quarterly at the three-month LIBOR rate plus 1.65 percent.  Proceeds from this issuance were used to pay off the Trust Preferred Securities with the first subsidiary formed in March 2002 as the Company exercised its option to call.

During the third quarter of 2007, the Company formed a sixth subsidiary whose sole purpose was to issue $5,000,000 in Trust Preferred Securities through a pool sponsored by Trapeza Capital Management, LLC.  The Trust Preferred Securities have a maturity of 30 years and are redeemable after 5 years with certain exceptions.  At December 31, 2011, the floating rate securities had a 1.83 percent interest rate, which will reset quarterly at the three-month LIBOR rate plus 1.40 percent.  Proceeds from this issuance were used to pay off the Trust Preferred Securities with the second subsidiary formed in December 2002 as the Company exercised its option to call.

The Trust Preferred Securities are recorded as a liability on the consolidated balance sheets, but, subject to certain limitations, qualify as Tier 1 capital for regulatory capital purposes.  The proceeds from the offerings were used to fund the cash portion of the Quitman acquisition, pay off holding Company debt, and inject capital into the bank subsidiary.

The total aggregate principal amount of trust preferred certificates outstanding at December 31, 2011 was $23,500,000.  The total aggregate principal amount of subordinated debentures outstanding at     December 31, 2011 was $24,229,000.